Note 04 - Management Report - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues [Abstract]
Corporate Treasury Services		€ 3,130,000,000	€ 3,125,000,000	€ 3,077,000,000
Institutional Client Services		1,294,000,000	1,274,000,000	1,405,000,000
Business Banking		726,000,000	747,000,000	765,000,000
Total net revenues		5,150,000,000	5,146,000,000	5,247,000,000
Of which: [Abstract]
Net Interest Income		2,605,000,000	2,883,000,000	2,635,000,000
Commissions and Fee Income		2,203,000,000	2,078,000,000	2,192,000,000
Remaining Income		343,000,000	185,000,000	420,000,000
Provision for credit losses		(3,000,000)	364,000,000	284,000,000
Noninterest expenses [Abstract]
Compensation and benefits		1,447,000,000	1,402,000,000	1,419,000,000
General and administrative expenses		2,659,000,000	2,813,000,000	2,829,000,000
Impairment of goodwill and other intangible assets		5,000,000	0	492,000,000
Restructuring activities		42,000,000	28,000,000	137,000,000
Total noninterest expenses		4,153,000,000	4,243,000,000	4,877,000,000
Noncontrolling interests		0	0	0
Profit (loss) before tax		1,000,000,000	539,000,000	86,000,000
Total assets	[1]	245,716,000,000	237,675,000,000	228,846,000,000
Loans (gross of allowances for loan losses)		€ 122,000,000	€ 115,000,000	€ 119,000,000
Employees (full-time equivalent)		13,265	13,320	13,471

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.